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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

            /s/ Amy Rosenow           Chicago, Illinois   February 14, 2013
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 308,013
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- ---------- ----------- ---------- ---------------------- ------------ ---------- --------------------
                               TITLE                   VALUE    SHRS OR  SH/   PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER          OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL    DISCRETION   MANAGERS  SOLE  SHARED   NONE
---------------------------- ---------- ----------- ---------- --------- ----- ------ ------------ ---------- ---- --------- -----
ADVANCE AUTO PARTS INC          COM     00751Y 10 6     25,661   354,680 SH              OTHER         *             354,680
AEROPOSTALE                     COM     007865 10 8      4,658   358,000 SH              OTHER         *             358,000
CENVEO INC                      COM     15670S 10 5      1,165   431,466 SH              OTHER         *             431,466
CHARTER COMMUNICATIONS INC
 DEL                          CLASS A   16117M 30 5     38,932   510,656 SH              OTHER         *             510,656
                                NEW
DEAN FOODS CO                   NEW     242370 10 4     26,873 1,627,700 SH              OTHER         *           1,627,700
                                COM
DECKERS OUTDOOR CORP            COM     243537 10 7     28,795   715,047 SH              OTHER         *             715,047
GOOGLE INC                    CLASS A   38259P 50 8     18,018    25,400 SH              OTHER         *              25,400
HEALTH NET INC                  COM     42222G 10 8      8,942   368,000 SH              OTHER         *             368,000
LEVEL 3 COMMUNICATIONS INC      COM     52729N 30 8      7,857   340,000 SH              OTHER         *             340,000
                                NEW
LIVE NATION ENTERTAINMENT
 INC                            COM     538034 10 9      9,766 1,049,000 SH              OTHER         *           1,049,000
LOWES COS INC                   COM     548661 10 7     13,394   377,081 SH              OTHER         *             377,081
MICROSOFT CORP                  COM     594918 10 4     20,245   757,400 SH              OTHER         *             757,400
NRG ENERGY INC                  COM     629377 50 8     22,719   988,233 SH              OTHER         *             988,233
                                NEW
ROCK-TENN CO                  CLASS A   772739 20 7     31,332   448,180 SH              OTHER         *             448,180
SIGNET JEWELERS LTD             SHS     G81276 10 0     16,159   302,600 SH              OTHER         *             302,600
SMITHFIELD FOODS INC            COM     832248 10 8      5,052   234,200 SH              OTHER         *             234,200
TETRA TECH INC NEW              COM     88162G 10 3      4,192   158,480 SH              OTHER         *             158,480

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
TIME WARNER CABLE INC           COM     88732J 20 7      9,826   101,100 SH              OTHER         *             101,100
URBAN OUTFITTERS INC            COM     917047 10 2      3,165    80,400 SH              OTHER         *              80,400
WABCO HLDGS INC                 COM     92927K 10 2     11,261   172,740 SH              OTHER         *             172,740

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.